As filed with the Securities and Exchange Commission on December 3, 2004

1933 Act Reg. No. 33-21969

1940 Act File No. 811-05534

____________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

__________________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
POST-EFFECTIVE AMENDMENT NO. 28	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 31	[X]

_________________________________

AHA Investment Funds, Inc.

(Registrant)

190 South LaSalle Street, Suite 2800

Chicago, Illinois 60603

Telephone Number: (800) 445-1341

Savitri Pai, Esq.	Alan Goldberg
AHA Investment Funds, Inc.	Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800	Three First National Plaza, #3300
Chicago, Illinois 60603	Chicago, Illinois 60602

(Agents for Service)

____________________________

Amending Parts A, B, and C and filing Exhibits.

It is proposed that this filing will become effective:

X    immediately upon filing pursuant to rule 485(b)

__    on _________________ pursuant to rule 485(b)

__    60 days after filing pursuant to rule 485(a)(1)

__    on _________________ pursuant to rule 485(a)(1)

__    75 days after filing pursuant to rule 485(a)(2)

__    on _________________ pursuant to rule 485(a)(2)

This Post-Effective Amendment No. 28 to the Registration Statement contains the prospectus and Statement of Additional Information describing the AHA Socially Responsible Equity Fund (formerly the AHA U.S. Growth Equity Fund) (the “AHA Social Fund”), a series of AHA Investment Funds, Inc. The Registration Statement is organized as follows: (a) Class A, Class I and Institutional Servicing Class Prospectus relating to the AHA Social Fund; (b) Statement of Additional Information relating to the AHA Social Fund; (c) Class I and Institutional Servicing Class Prospectus relating to the AHA Limited Maturity Fund, AHA Full Maturity Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA International Core Equity Fund (the “AHA Funds”); (d) Class A Prospectus relating to the AHA Funds; (e) Statement of Information relating to the AHA Funds; (f) AHA U.S. Government Money Market Fund Prospectus; (g) AHA U.S. Government Money Market Fund Statement of Additional Information; and (h) Part C Information for all series of the AHA Investment Funds. No changes to the Prospectuses or Statements of Additional Information of the other series of the AHA Investment Funds are affected hereby.

AHA INVESTMENT FUNDS, INC.
AHA SOCIALLY RESPONSIBLE EQUITY FUND

CLASS A SHARES
CLASS I SHARES
INSTITUTIONAL SERVICING CLASS SHARES

P R O S P E C T U S
December 3, 2004

190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603
1-800-445-1341

_____________

Be sure to read this prospectus before you invest and retain it for future reference. This prospectus presents essential facts about the AHA Socially Responsible Equity Fund, including investment strategies, management fees and services available to you as an investor.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

_______________

TABLE OF CONTENTS
Page

INVESTMENTS, RISKS AND PERFORMANCE	1
AHA SOCIALLY RESPONSIBLE EQUITY FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS	2
FEES AND EXPENSES	4
SHAREHOLDER INFORMATION	5
Pricing of Fund Shares	5
Investment Minimums	6
How to Buy Shares	6
How to Exchange Shares	8
How to Sell Shares	10
Policy on Trading of Fund Shares	12
Automatic Redemption of Small Accounts	12
Anti Money Laundering Compliance	12
Reporting to Shareholders	13
Distribution and Service Fees	13
MANAGEMENT OF THE FUND	14
Investment Adviser	14
Investment Manager	14
DIVIDENDS, DISTRIBUTIONS AND TAXES	16
FINANCIAL HIGHLIGHTS	18
Prior Performance of SKBA	19

INVESTMENTS, RISKS AND PERFORMANCE

The AHA Socially Responsible Equity Fund (the “Fund”) is a series of AHA Investment Funds, Inc. (the “AHA Funds”). The AHA Funds are designed to provide investors with a broad range of investment choices and strategies and offer three classes of shares, Class A Shares, Class I Shares and Institutional Servicing Class Shares. Prior to September 8, 2004, the Fund was named AHA U.S. Growth Equity Fund and its investment strategy was to invest in large capitalization, growth equity securities. The Fund never commenced operations utilizing that strategy.

The following Fund summary identifies the Fund’s investment objective and principal investment strategies. Other investment strategies and techniques are described in the Statement of Additional Information.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in common stocks of U.S. issuers that meet certain socially responsible criteria. The Fund invests in securities that have a market capitalization greater than $1 billion at the time of purchase.

The Fund invests with an investment process that considers the social profile of the company, both positive and negative, within the context of rigorous financial analysis. The Fund screens a company’s involvement in tobacco, alcohol, gambling, abortion, weaponry, and nuclear power. See “Additional Information About Fund Investments - Investment Selection Process.”

The Investment Manager may determine to sell a security when its target value is realized, the company has a deteriorating social profile, its financial fundamentals deteriorate, changing circumstances effect the original reasons for a security’s purchase, or it identifies more attractive investment alternatives.

For a more complete description of the securities in which the Fund may invest, please see “Additional Information About Fund Investments” in this prospectus or “Investment Strategies” in the Fund’s statement of additional information.

Principal Investment Risks

There is no guarantee that the Fund will be able to achieve its investment objective. The value of your investment in the Fund will change, which means that you may lose money by investing in the Fund. A description of the principal risks of investing in the Fund is discussed below.

Risks of Common Stocks - Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. Should a company undergo bankruptcy, the stocks of that company might have the least senior interest and could become worthless.

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Large-sized Company Risk - At times, the stocks of large-sized companies may lag the stocks of medium-sized and small-sized companies in performance because large-sized companies may respond more slowly to market changes and opportunities.

Medium-sized Company Risk - Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer Wall Street firms - meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

Management Risk - The risk that the Investment Manager’s security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals. The Investment Manager’s ability to choose suitable investments has a significant impact on the Fund’s ability to achieve its investment objective.

Market Risk - The risk that the value of securities will rise and fall due to factors affecting securities’ markets. Market risk may affect a single issuer, a section of the economy, or the market as a whole. Equity securities generally have greater price volatility in response to company, market, economic or other news than fixed income securities.

Performance

Performance information for the Fund has not been presented because the Fund had not commenced operations and therefore had not been in operation for a full calendar year.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Investment Objective

The investment objective of the Fund is fundamental and may not be changed by the board of directors of the Fund (the “Board of Directors”) without shareholder approval.

Investment Selection Process

In selecting investments, the Fund considers social criteria such as a company’s community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, and product safety. Using both quantitative and qualitative data, the Fund also evaluates a company’s involvement in specific revenue-generating activities to determine whether the company’s involvement was meaningful or simply incidental with respect to that activity.

2

To evaluate a company’s involvement in socially responsible activity, the Fund reviews information provided by various third party organizations, including KLD Research and Analytics, Inc. (KLD) and Investor Research Responsibilities Center (IRRC).  The Fund may not review information from KLD and IRRC on every company considered for investment and may review information from other organizations in the future. While this information can be subjective, the Fund utilizes the information to screen companies that derive gross revenue from tobacco, alcohol, gambling, abortion or weaponry, or that are involved in nuclear power. In addition, the Fund does not invest in any company whose core business is non-consumer sales to the military. There can be no assurance, however, that the Fund will screen all companies that derive revenue from those activities because certain information relating to the companies’ involvement in those activities may not be publicly available.

The Fund then applies vigorous valuation screens that identify companies for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy will typically emphasize securities that have one or more of the following characteristics:

-	Prices are believed to be significantly below the intrinsic value of the company

-	Below average price to sales and price to cash flow ratios

-	Sound balance sheet and overall condition of the company

The Fund is authorized to change its strategy of normally investing at least 80% of its total assets in common stocks of U.S. issuers that meet certain social criteria without shareholder approval, although it currently does not intend to do so. The Fund will not change that strategy without providing shareholders at least 60 days’ notice.

Non-Principal Investment Policies and Risks

The Fund may invest up to 15% of its total assets in sponsored American Depository Receipts (ADRs), although it currently does not intend to do so. ADRs may be more volatile than securities of U.S. issuers. To the extent that the Fund owns ADRs, the Fund is subject to (1) country risk, which is the chance that events, such as political upheaval, financial troubles, or natural disasters, will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Temporary Defensive Investments

During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in investment-grade fixed income securities and money market instruments having one of the three highest ratings of Moody’s or S&P, or may hold cash. Such a defensive position may prevent the Fund from meeting its investment objectives. In addition, fixed income securities face various risks, including credit risk (the issuer might not be able to meet its principal and/or interest payment obligations) or interest rate risk (the risk that changing interest rates may adversely affect its value).

3

Portfolio Turnover

There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the portfolio turnover rate of the Fund will not exceed 100%. Portfolio turnover may produce capital gains or losses that result in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces the Fund’s return.

FEES AND EXPENSES

Below are the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	A Shares	I Shares	Institutional Servicing Class Shares

Maximum Sales Charge (Load) Imposed on Purchases	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Expense	Class A	Class I	Institutional Servicing Class
Management Fees [1]	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	None	0.25%
Other Expenses [2]	0.43%	0.43%	0.63%
Total Annual Fund Operating Expenses [3]	1.43%[3]	1.18%[3]	1.63%[3]

[1]	The Fund pays CCM Advisors, LLC (“CCM Advisors”), the Fund's administrator, an administrative services fee of 0.0475% of the Fund’s average daily net assets, which is included in “Other Expenses.”

[2]	Because the Fund is new, the amount shown for “other expenses” is the estimated amount that the Fund will incur for the current fiscal year.

[3]	CCM Advisors has undertaken to reimburse the Fund to the extent that the total operating expenses exceed 1.50% of the average daily net assets for Class A shares, 1.25% of the average daily net assets for Class I shares, and 1.70% of the average daily net assets for Institutional Servicing Class shares.

CCM Advisors or the Fund may terminate this undertaking at any time. Total operating expenses as shown in the table above do not include amounts that CCM Advisors anticipates it will reimburse the Fund pursuant to that undertaking. When CCM Advisors has reimbursed the Fund for expenses that exceed the levels shown above, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years after the time the expense was incurred, to the extent this can be done without exceeding the expense limits.

4

Example: This example is intended to help you compare the cost of investing in the Fund with that of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year and that operating expenses remain the same. The example is for illustration only, your actual costs may be higher or lower then the amounts shown.

Time Period	Class A	Class I	Institutional Servicing Class
1 year	$146	$120	$166
3 years	$452	$375	$514

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Fund are bought and sold at net asset value on each day the New York Stock Exchange (“NYSE”) is open for regular session trading, that is not a bank holiday. Net asset value is determined by dividing the value of the Fund’s securities and other assets, less liabilities, by the number of shares outstanding. The Fund calculates its net asset value at the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Time.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, the Investment Manager, in coordination with CCM Advisors, values securities at their fair value under the direction of and in accordance with procedures approved by the Fund’s Board of Directors. The Investment Manager may also use fair-value pricing if the value of a security the Fund holds is materially affected by events occurring after the close of the primary market on which the security is traded. The effect of fair-value pricing will be that the security’s value will not be based on a quoted price, but on a price that reflects fair value of the security. The Fund’s Board of Directors reviews all fair value determinations.

Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of the Fund’s securities may change on days when the Fund does not calculate its NAV and shareholders are not able to buy or sell Fund shares.

5

Investment Minimums

Class A Shares

The minimum initial investment in the Fund is $1,000. There is no minimum for subsequent investments. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

Class I Shares

The minimum initial investment for Class I Shares in the Fund is $100,000. There is no minimum for subsequent investments. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

Institutional Servicing Class Shares

The minimum initial investment for Institutional Servicing Class Shares in the Fund is $500,000. There is no minimum for subsequent investments. The Fund reserves the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

How to Buy Shares

You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are three ways to purchase shares of the Fund:

BY MAIL
TO OPEN AN ACCOUNT:
Complete and sign an application.

Make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank and payable in U.S. dollars. You will be required to include your full name, permanent address, date of birth and tax identification number.

Send your completed application and check to:
Regular Mail:
AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Delivery
AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

TO ADD TO AN ACCOUNT:
Make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank. The Fund will not accept third-party checks.

Please include your account number on the check and send you check to:

Regular Mail:
AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Delivery
AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

6

BY BANK WIRE
TO OPEN AN ACCOUNT:
Complete and sign an application.

Make your check payable to the Fund. The check must be drawn on a U.S. bank and payable in U.S. dollars. You will be required to include your full name, permanent street address, date of birth and taxpayer identification number.

Send your completed application and check to:

Regular Mail
AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Overnight Delivery

AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

TO ADD TO AN ACCOUNT:
Make your check payable to the Fund. The check must be drawn on a U.S. bank. The Fund will not accept third-party checks.

Please include your account number on the check and send your check to:

Regular Mail

AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Delivery

AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

The Fund does not impose charges for wire services, but your bank may impose such charges.

The Fund and U.S. Bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
Contact your financial institution or financial professional for more information.

If a financial institution/financial professional is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the agent receives the order. The agent must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

Your financial institution or financial professional may establish higher minimum investment requirements than the Fund and may also independently charge you transaction fees and additional amounts in return for its services.

7

Additional Information About Purchasing Shares

•	As long as the Fund, or the Fund’s agent, receives your purchase order in good order before the close of regular session trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be considered to be received that day and your shares will be purchased at that day’s net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day’s net asset value. To ensure that your request is in good order, follow the directions for purchasing shares under “How to Buy Shares.”

•	You will begin earning dividends on the next business day after your purchase order is executed.

•	The Fund reserves the right to reject any purchase request, including a purchase request that may disrupt the Fund’s operation or performance (See “Policy on Trading of Fund Shares”) or as described under “Anti-Money Laundering Compliance.” The Fund will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase request.

•	The Fund does not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

•	The transfer agent may charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

•	You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Fund may return investments received without a certified taxpayer identification number.

•	The Fund will not issue share certificates.

How to Exchange Shares

Shares of the Fund may be exchanged for the same class of shares of any of the AHA Funds on the basis of the respective net asset values of the Funds at the time of exchange. An exchange involves the redemption of shares of one Fund and investment of the redemption proceeds in the same class of shares of another Fund. Redemptions will be made at the net asset value per share next determined after receipt by the Fund of an exchange request in good order. Shares of the Fund to be acquired will be purchased after receipt of your redemption request at the net asset value of those shares next determined after satisfaction of the purchase order requirements of the Fund whose shares are being acquired. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. The Fund reserves the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

8

If you wish to exchange between Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. There are three ways to exchange your shares:

BY MAIL
Send a written request using the procedures for written redemption requests below. No signature guarantee is required. For further information call: 1-800-445-1341.

BY TELEPHONE
You must request telephone exchange privileges on your initial account application.

To authorize telephone exchanges after establishing your Fund account, send a signed written request to:

AHA Investment Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street - 3rd Floor
Milwaukee, WI 53202

To request an exchange, call: 1-800-445-1341

Shares exchanged by telephone must have a value of $1,000 or more.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).

THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
Contact your financial institution or financial professional for more information.

Exchange instructions must be received by your financial institution or financial professional before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

Excessive trading can hurt both performance and shareholders. If you make excessive exchanges, which the Fund defines as more than eight exchanges in a calendar year, the Fund may discontinue the exchange privilege and impose fees for its use upon not less than sixty days written notice to shareholders. (See “Policy on Trading of Fund Shares”).

9

How to Sell Shares

You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Fund ordinarily pays redemption proceeds on the business day following the sale for your shares. However, the Fund reserves the right to make payment within seven days of the redemption request. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account.

There are three ways to redeem your shares:

BY MAIL
Complete a written redemption request that includes:

•    the Fund’s name;
•    your account number;
•    each account owner’s name and address;
•    the dollar amount or number of shares to be sold; and
•    the signature of each owner as it appears on the account.

Send the written request to:

Regular Mail:                         Overnight Delivery:
AHA Investment Funds, Inc.         AHA Investment Funds, Inc.
c/o U.S. Bancorp Services, LLC             c/o U.S. Bancorp Services, LLC
P.O. Box 701                           615 East Michigan Street
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202
If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.

BY TELEPHONE
You must make arrangements to redeem by telephone prior to the redemption. Please call
1-800-445-1341 for more information or to redeem during regular business hours.

Please be sure to furnish your taxpayer identification number.

THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
Contact your financial institution or financial professional for more information.

Redemption requests must be received by your financial institution or financial professional before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

10

Additional Information About Selling Shares

•	As long as the Fund, or the Fund’s agent, receives your redemption request in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be sold at that day’s net asset value. A redemption request is in good order if it includes all of the required information listed in “How to Sell Shares” and the Fund has a completed application on file. If the Fund receives your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day’s net asset value. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations.

•	Shares generally continue earning dividends until the next business day after your trade date.

•	The Fund requires a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established, and if you wish to redeem share certificates that were previously issued.

•	Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

•	Generally, payment of redemption proceeds will be made to you or sent to your pre-authorized bank account on the day following your redemption. However, the Fund reserves the right to send payment within seven days of your request. Additionally, if you have recently purchased shares by check, the Fund may withhold redemption process until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.

•	The Fund may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of the Fund.

•	The Fund reserves the right to pay redemptions “in kind” - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect the Fund’s operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

11

Additional Information About Telephone Transactions

You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, neither the Fund nor its service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Fund c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

Policy on Trading of Fund Shares

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request it deems inappropriate - for example, one that appears so large that it would disrupt management of the Fund.

Automatic Redemption of Small Accounts

The Fund reserves the right to redeem accounts having a value less than $500, unless the account value was reduced due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Fund will notify you in writing and give you at least 60 days to increase the account balance. The Fund reserves the right to change the minimum needed to maintain an account at any time.

Anti-Money Laundering Compliance

The Fund is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 1-800-445-1341.

12

After your account is established, the Fund is required to take steps to verify your identity. These actions may include checking your identifying information against various databases. The Fund also may ask to see identifying documents, such as a business license for an entity, to verify your identity. Certain types of accounts are exempt from the verification requirements. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you. You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

Reporting to Shareholders

To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Distribution and Service Fees

The Fund’s distributor is Quasar Distributors, LLC (the “Distributor”). The Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is a broker-dealer registered with the Securities and Exchange Commission.

The Class A and Institutional Servicing Class shares of the Fund have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that permits the Fund to pay the Distributor a monthly fee as compensation for providing services to support the sale and distribution of the Fund’s shares. The annual distribution fee may equal up to 0.25% of the average net assets of the Class A and Institutional Servicing Class shares of the Fund. Over time these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

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Additionally, the Institutional Servicing Class Shares of the Fund may pay independent entities to perform account maintenance and shareholder servicing to Institutional Servicing Class shareholders. The fee for these services are 0.20% of the daily net assets of the Fund’s shares held by the agent for the Fund.

MANAGEMENT OF THE FUND
Investment Adviser

CCM Advisors serves as the Fund’s investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of the Fund, including monitoring the performance of the Fund's Investment Manager. CCM Advisors’ principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

CCM Advisors is majority-owned by Convergent Capital Management LLC (“CCM”), which in turn is majority owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates. As of September 30, 2004, CCM affiliated firms managed assets for clients in excess of $8.9 billion.

CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Fund and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Fund pays for all of their own expenses.

The Fund pays a management fee to CCM Advisors determined as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Out of the advisory fees that it receives from the Fund, CCM Advisors pays the Fund's Investment Manager for its sub-advisory services.

The Fund will pay an annual management fee of 0.75% of the Fund’s average daily net assets.

Investment Manager

CCM Advisors is responsible for the evaluation, selection and monitoring of the Fund’s Investment Manager. CCM Advisors selects the Investment Manager based on a variety of factors, including: investment style, performance record and the characteristics of each Investment Manager's typical investments.

The Investment Manager manages the Fund’s investments and is responsible for making all investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of CCM Advisors and the Board of Directors, the Investment Manager has complete discretion as to the purchase and sale of investments for the Fund consistent with the Fund’s investment objective, policies and restrictions.

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Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements first being approved by the Fund’s shareholders. The exemptive order also permits the Fund to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated Investment Manager and (b) aggregate fees paid to unaffiliated Investment Managers. Because the Fund employs an Investment Manager that is affiliated with CCM Advisors, the Fund will provide separate disclosure of any fees paid to that Investment Manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new Investment Manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager and Investment Sub-advisory Agreement. Any changes to the investment advisory contract between the Fund and CCM Advisors will still require shareholder approval.

CCM Advisors has ultimate responsibility, subject to oversight of the Board of Directors, to oversee each investment manager and recommend its hiring, termination and replacement.

SKBA Capital Management, LLC (“SKBA”) serves as the Investment Manager to the Fund. SKBA is located at 44 Montgomery Street, San Francisco, California 94104, and is indirectly majority owned by CCM. SKBA provides investment advisory services to a variety of clients, and as of November 1, 2004 had approximately $487.9 million of assets under management.

The following individuals at SKBA share primary responsibility for the Fund:
Manager	Length of Service	Professional Experience (for past 5 years)
Kenneth J. Kaplan, CFA	Since 1989	Chairman & Chief Executive Officer of SKBA since 2000 and Senior Vice President and Director Institutional Portfolio Management as of 1999
Andrew W. Bischel, CFA	Since 1989	President & Chief Investment Officer of SKBA since 2000 and Director of Investments as of 1999
Josh J. Rothe	Since 1994	Senior Securities Analyst and Portfolio Manager of SKBA
Matthew D. Zuck, CFA	Since 2001	Senior Securities Analyst and Portfolio Manager of SKBA since 2001; prior thereto, Senior Consultant, FactSet Data Systems (1999-2000)
Shelley H. Mann	Since 1989	Director of Trading of SKBA

15

SKBA and CCM have entered into an arrangement whereby CCM will permit SKBA to utilize certain of CCM’s employees to market SKBA’s products and services. At least one of those CCM employees is an officer of the Fund. CCM and SKBA have agreed that SKBA shall make no direct cash payment to CCM for the use of the CCM employees. Because of the relationship between CCM, CCM Advisors and SKBA, any referral of business to SKBA as a result of the efforts of CCM’s employees, including the recommendation by CCM Advisors to the Fund’s Board of Directors that SKBA be retained as the Fund’s Investment Manager, may directly or indirectly benefit CCM, as well as those employees.

See “Prior Performance of SKBA” in this Prospectus for information on SKBA’s investment performance. This information is provided to illustrate SKBA’s prior performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

CCM Advisors will pay SKBA an annual fee based on the Fund’s average daily net assets. That fee will be equivalent to 0.25% of the Fund’s average daily net assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes to shareholders virtually all of their net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid on a quarterly basis the following schedule:

The Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of your Fund unless you request otherwise.

Taxes

The discussion below regarding current federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

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The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

•	The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

•	Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

•	Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes, unless such dividends are “qualified dividend income” (as defined below) eligible for a reduced rate of tax. The Fund’s distributions of long-term capital gains, if any, are taxable to you as capital gains.

•	The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. In the case of the Fund, which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends, including capital gain dividends, eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

•	Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state’s rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

•	The Socially Responsible Equity Fund may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If the Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund’s dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

17

By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

•	provide us with your correct taxpayer identification;

•	certify that your taxpayer identification is correct;

•	certify that you are a U.S. person; and

•	confirm that you are not subject to backup withholding.

The backup withholding percentage is currently 28%.

The Fund must withhold taxes from your account if the IRS instructs us to do so.

If a dividend distribution mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest all future distributions until you provide us with a valid mailing address.

FINANCIAL HIGHLIGHTS

Information is not presented for the Fund because it has not yet commenced operations.

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Prior Performance of SKBA

The performance of the composite below shows the performance of SKBA in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The composite shown below is an aggregation of all accounts managed by SKBA that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Fund (“SRV composite”). Since the inception of the SRV composite, SKBA has not applied the exclusionary screen for abortion that SKBA will apply with respect to the Fund; however, the SRV composite, since inception, has never included those types of securities.

The performance shown below is for the one-year, three-year and since inception periods ending June 30, 2004 and does not represent the performance of the Fund. The composite performance data has been provided by SKBA.

The composite includes all accounts that SKBA managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the Fund's expenses. Consequently, if the expenses of the Fund had been included in the composite, the composite’s performance results would have been lower than what is shown below.

The performance information of the account is not intended to predict or suggest the performance that might be experienced by the Fund or an individual investor in the Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC’s methodology.

Average Annual Total Return for periods ended September 30, 2004	1 Year	3 Years	Since Inception[1]
SRV composite (net of fees)	19.23%	8.37%	7.61%
Russell 1000 Value	20.50%	7.73%	3.48%
S&P 500	13.87%	4.05%	4.21%

1  The inception date of the SRV composite was January 1, 2000.

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FOR MORE INFORMATION

More information about the Fund is available free upon request:

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.

TO OBTAIN INFORMATION

To obtain free copies of the SAI or to discuss questions about the Fund:

By Telephone - 1-800-445-1341

By Mail

AHA Investment Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Internet

Information about the Fund is available via the internet at www.ahafunds.org.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Fund’s documents are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.

AHA INVESTMENT FUNDS, INC.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

CLASS A SHARES
CLASS I SHARES
INSTITUTIONAL SERVICING CLASS SHARES

STATEMENT OF ADDITIONAL INFORMATION
December 3, 2004

190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603
800-445-1341

AHA Socially Responsible Equity Fund (the "Fund") is a series of AHA Investment Funds, Inc. (the "AHA Funds"). This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated December 3, 2004 and any supplement to the prospectus. You may obtain a copy of the prospectus without charge by calling (800) 445-1341 by writing to AHA Funds or via the internet at www.ahafunds.org.

TABLE OF CONTENTS
Page

GENERAL INFORMATION AND HISTORY	1
INVESTMENT STRATEGIES	1
INVESTMENT RESTRICTIONS	14
DIRECTORS AND OFFICERS	16
CONTROL PERSONS/PRINCIPAL SHAREHOLDERS	21
INVESTMENT MANAGEMENT	21
DISTRIBUTOR	26
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS	26
CODE OF ETHICS	27
PORTFOLIO TRANSACTIONS	28
PORTFOLIO TURNOVER	29
DETERMINATION OF NET ASSET VALUE	30
PROXY VOTING	31
PURCHASES AND REDEMPTIONS OF SHARES	31
SHARES	32
THE PROGRAM	32
TAXES	33
OTHER INFORMATION	35
APPENDIX I	1
APPENDIX II	1

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GENERAL INFORMATION AND HISTORY

The AHA Funds is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland and currently is comprised of seven funds, one of which is covered in this Statement of Additional Information ("SAI"). The AHA U.S. Government Money Market Fund is offered through a separate prospectus and SAI. The AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA International Core Equity Fund are offered through a separate prospectus and SAI.

INVESTMENT STRATEGIES

The Fund uses various investment techniques to achieve its investment objectives.

Principal Investment Strategies

Types of Equity Securities

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of investment) in common stocks of U.S. issuers that meet certain socially responsible criteria. The Fund invests in companies that have a market capitalization greater than $1 billion at the time of purchase.

Socially Responsible Investing

The Fund's social policy takes into account the social profile of each company that includes data on issues such as community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, activities related to birth control and product safety. The Fund will not invest in companies with involvement in tobacco, alcohol, gambling, abortion, or weaponry including non-consumer sales to the military, or that are involved in nuclear power. The Fund defines involvement as deriving more than 5% of their total revenue from these activities. The Fund will exclude investments in companies involved in the manufacture of products exclusively used as abortifacients and publicly-held health-care service providers that perform abortions except where required to offer such services by federal or state regulation or law. The Fund attempts to evaluate companies' activities using both quantitative and qualitative data to determine whether a company's involvement was meaningful or simply incidental.

Non-Principal Investment Strategies

Short Term Investments

The Fund may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and the other obligations discussed below.

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It is currently anticipated that the short-term investments in bank obligations (including certificates of deposit, bankers' acceptances, time deposits and letters of credit) will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to the additional risks of the types generally associated with investment in foreign securities. See "Foreign Securities." Similar risks may apply to obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable for obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

It is anticipated that commercial paper constituting the short-term investments must be rated within the two highest grades by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least AA by S&P or AA by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by the Fund upon the approval of the AHA Funds' Board of Directors (the "Board of Directors"). Information concerning securities ratings is found in Appendix I.

Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the borrower. They permit daily changes in the amounts borrowed. The amount under the note may be increased at any time by the Fund making the investment up to the full amount provided by the note agreement, or may be decreased by the Fund. The borrower may prepay up to the full amount of the note without penalty. These notes may in some cases be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is generally not contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Investments in bank time deposits and master demand notes are subject to limitations on the purchase of securities that are restricted or illiquid. See "Restricted and Illiquid Securities." The Fund does not intend to purchase any non-negotiable bank time deposits or master demand notes during the coming year. Short term investments are not subject to the Fund's social policy.

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Repurchase Agreements. The Fund may enter into repurchase agreements involving the types of securities which are eligible for purchase by the Fund. However, it is expected that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

Repurchase agreements, which may be viewed as a type of secured lending, typically involve the acquisition by the Fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund will follow procedures designed to minimize such risks. The value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is anticipated that the Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity or other considerations warrant.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. These agreements, in which the Fund would sell the security underlying the repurchase agreement for cash and be obligated to repurchase the security, involve a form of leverage to the extent the Fund may invest the cash received and involve risks similar to repurchase agreements. Although this practice, if successful, may help the Fund increase its income or net assets through the investment of the cash received in a reverse repurchase agreement, if the return on those investments is inadequate or they decline in value during the term of the agreement, the income or the net assets of the Fund would be adversely affected as compared to its income and net assets absent the transaction. The Fund does not intend to enter into reverse repurchase agreements during the next year.

Types of Debt Securities

The debt obligations in which the Fund may invest are subject to certain quality limitations and other restrictions. Permissible investments may include money market instruments and other types of obligations. See "Short-Term Investments" and "Convertible Securities." Debt obligations are subject to various risks as described in the Fund's prospectus. In addition, shareholders should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and may, therefore, cause fluctuations in net asset values per share of the Fund.

3

Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Subsequent to the purchase of a debt security by the Fund, the ratings or credit quality of a debt security may deteriorate. The Fund is not required to sell a security if its credit quality or rating deteriorates after its purchase. However, the Investment Manager of the Fund will evaluate and monitor the quality of all investments, including bonds rated lower than BBB or Baa, and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure that the Fund's overall investments are constituted in a manner consistent with its investment objective.

The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Fund's Investment Manager to accurately value such obligations and the Fund's assets, and may also adversely impact the Fund's ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

Government Securities. Government securities include obligations issued by the U.S. Government, such as U.S. Treasury bills, notes and bonds, which differ as to their maturities at the time of issuance. Government Securities also include obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, such as obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee or U.S. Treasury backing.

Zero Coupon Securities. Debt securities purchased by the Fund may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero coupon security to accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that the Fund will invest more than 5% of its assets in zero coupon securities during the next year.

4

Variable Rate Securities. Debt obligations purchased by the Fund may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund that holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations ("CMOs") and REMIC interests. CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986 and have the same characteristics as CMOs. It is expected that the amount of privately issued mortgage-backed securities that may be purchased by the Fund may not exceed 10% of the value of the Fund's total assets, and the securities of any one such issuer purchased by the Fund may not exceed 5% of the value of the Fund's total assets.

The Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently tradable securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by the Fund must be reinvested in other securities. As a result, prepayments in excess of those anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interests rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

5

Asset-Backed Securities. The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

Types of Equity Securities

The Fund may purchase equity securities, including common and preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those that determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants are subject to certain limitations. See "Investment Restrictions."

Convertible Securities. The Fund may purchase securities of this type, including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

6

Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior nonconvertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values. However, there is no assurance that any premium above investment value or conversion value will be recovered because price changes and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

Types of Foreign Securities

The Fund may invest up to 10% of its total assets, at the time of purchase, in securities of non-U.S. companies. The Fund may also invest in securities of certain Canadian issuers and securities purchased by means of sponsored American Depository Receipts ("ADRs") in an amount not to exceed 15% of the Fund's total assets at the time of purchase.

ADRs are receipts, typically issued by a U.S. financial institution (a "depositary"), evidencing ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depositary.  Generally, ADRs are designed for trading in the U.S.   ADRs may be available for investment through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Fund may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Fund may also utilize forward foreign currency contracts. See "Derivative Instruments - Forward Foreign Currency Contract."

Foreign securities may also be affected by changes in exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than domestic issues and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

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Derivative Instruments

In pursuing its investment objectives, the Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

Options. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise and skill and judgment of the Investment Manager, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying securities unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding. The Fund's investments in futures and options are not subject to the Fund's social policy.

Options On Foreign Currencies. The Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

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Conversely, where the Investment Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund), the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

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Forward Foreign Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a foreign contract for the purchase or sale of the amount of foreign currency invested in a foreign security, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged security should rise. The Fund will not speculate in foreign currency contracts. If the Fund enters into a "position hedging transaction," which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the amount of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. The Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by its Investment Manager. The Fund will not enter into forward contracts for terms of more than one year.

The Fund also has the authority to engage in transactions in foreign currency options and futures, but the Fund has no intention to do so during the next year. These options and futures are similar to options and futures on securities, except they represent an option to purchase or to sell an amount of a specified currency prior to expiration of the option at a designated price (in the case of a currency option), or a contract to purchase or deliver a specified amount of currency at an agreed upon future time and price (in the case of a currency future). Such transactions would be used for purposes similar to those described above for forward foreign currency contracts.

To avoid being deemed a "commodity pool," the Fund has claimed exclusion from registration under the Commodity Exchange Act pursuant to Commodity Futures Trading Commission Rule 4.5.

Securities Loans. The Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

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The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund. The Fund will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Board of Directors deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which the Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES.) The Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Fund will make loans of securities only to firms CCM Advisors, LLC, the Fund's investment adviser, deems creditworthy.

The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Board of Directors determines that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Board of Directors separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or the Investment Manager or any affiliated person of the Fund or an affiliated person of CCM Advisors or the Investment Manager. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

Restricted and Illiquid Securities. The Fund may invest up to 10% of the value of its net assets, measured at the time of investment, in restricted and illiquid securities. Restricted securities are securities which are subject to restrictions on resale because they have not been registered under the 1933 Act. Illiquid securities are securities which may be subject to other types of resale restrictions or which have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing the Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing restricted securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities. It is expected that restricted securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. Under the Fund's anticipated policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.

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Real Estate Investment Trusts (REITs). The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account to ensure that the value of the account remains equal to the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio holdings might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Manager expects that commitments to purchase when-issued securities and forward commitments will not exceed 10% of the value of the Fund's total assets absent unusual market conditions.

The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

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INVESTMENT RESTRICTIONS

Fundamental Restrictions

In addition to the investment restrictions stated in the Prospectus, the investment restrictions listed below have been adopted as fundamental policies of the Fund and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Except as described below, the Fund may not:

1.  Issue senior securities as defined in the 1940 Act or borrow money, except that the Fund may borrow from banks for temporary or emergency purposes (but not for investment), in an amount up to 10% of the value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While any such borrowings exist for the Fund, it will not purchase securities. (However, the Fund's investment policies authorize the Fund to lend securities, enter into repurchase agreements without limit and reverse repurchase agreements in an amount not exceeding 10% of its total assets, purchase securities on a when-issued or delayed delivery basis, and enter into forward foreign currency contracts.)

2.  Purchase a security, other than Government Securities, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class except that all of the investable assets of the Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3.  Purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry except that all of the investable assets of the Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

4.  Purchase the securities (other than Government Securities) of an issuer having a record, together with predecessors, of less than three years' continuous operations, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in such securities except that this shall not prohibit the Fund from investing all of its investable assets in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

5.  Make short sales of securities or purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of securities.

6.  Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that all of the investable assets of the Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

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7.  Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

8.  Make loans of money or securities, except through the purchase of permitted investments (including repurchase and reverse repurchase agreements) and through the loan of securities (in an amount not exceeding one-third of total assets) by the Fund.

9.  Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on such contracts and may enter into forward foreign currency contracts and engage in the purchase and sale of foreign currency options and futures.

10.  Invest more than 5% of the value of the Fund's total assets in warrants, including not more than 2% of such assets in warrants not listed on a U.S. stock exchange. (Rights and warrants attached to, received in exchange for, or as a distribution on, other securities are not subject to this restriction.)

11.  Pledge, hypothecate, mortgage or otherwise encumber its assets, except as necessary to secure permitted borrowings. (Collateral arrangements and initial margin with respect to permitted options on securities, financial futures contracts and related options, and arrangements incident to other permitted practices, are not deemed to be subject to this restriction.)

Non-Fundamental Restrictions

The Fund have also adopted the following additional investment restrictions. These restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval.

1.  The Fund may not purchase the securities of any issuer, if as a result of such purchase more than 10% of the value of the Fund's total assets would be invested in securities that are illiquid. (As a matter of non-fundamental policy, repurchase agreements maturing in more than seven days, certain time deposits and over-the-counter options are considered to be illiquid.)

2.  The Fund may not invest for the purpose of exercising control or management of another company except that all the investable assets of the Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3.  The Fund will invest, under normal circumstances, at least 80% of the value of its net assets in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

4.  The Fund shall not purchase the stock or bonds of companies identified by the American Medical Association Coalition of Tobacco-Free Investments (the "AMA") as engaged in growing, processing or otherwise handling tobacco. If the Fund holds any such securities of an issuer which is subsequently identified by the AMA as engaged in such activities, the securities will be sold within a reasonable time period, consistent with prudent investment practice.

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For purposes of these investment restrictions and other limitations, all percentage limitations apply at the time of a purchase or other transaction. Any subsequent change in a percentage resulting from market fluctuations or other changes in the amount of total assets does not require the sale or disposition of an investment or any other action. The Fund does not use leverage.

DIRECTORS AND OFFICERS

The Board of Directors has overall responsibility for the conduct of the affairs of the AHA Funds. Each Director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The Board of Directors may fill any vacancy on the board provided that after such appointment, at least two-thirds of the Directors have been elected by the shareholders. The shareholders may remove a Director by a vote of a majority of the outstanding shares of the Fund at any meeting of shareholders called for the purpose of removing such Director.

The Board of Directors elects the officers of the AHA Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The Board of Directors may remove any officer with or without cause at any time.

The names and ages of the Directors and officers, the position each holds with AHA Funds, the date each was first elected to his position, their principal business occupations and other directorships they have held for publicly traded companies during the last five years are shown below. Each Director and officer serves in such capacity for each of the seven series of the AHA Funds.

Directors who are interested persons of AHA Funds:
Name and Age at November 1, 2004	Position(s) Held with AHA Funds and Date First Elected or Appointed to Office	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Douglas D. Peabody, 41*	Director and President (since 2001)
Managing Director, CCM
Advisors, LLC (since Jan. 2001);
Managing Director Convergent
Capital Management LLC (and its
predecessor) (since 1999);
formerly Principal, Eager
Manager Advisory Services (1991
- 1999).

None.
Timothy G. Solberg, 51*	Director (since 1995) and Secretary (since 2001)	Managing Director, CCM Advisors, LLC (since 2001); formerly Director of Marketing and Client Services, Hewitt Investment Group, a Division of Hewitt Associates LLC.	None.

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Directors who are not interested persons of AHA Funds:
Name and Age at November 1, 2004	Position(s) Held with AHA Funds and Date First Elected or Appointed to Office	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Anthony J. Burke, 39	Director (since 1999)	President, American Hospital Association Financial Solutions, Inc. (since 1997).	Director, AHA Financial Solutions, Inc. (since 1998); Director, AHA Services Inc. (since 2002).
Charles V. Doherty, 70	Director (since 2002)	Managing Director, Madison Advisory Group.
Trustee, Wayne Hummer
Investment Trust (an open-end
investment company) (4
portfolios); Director, Lakeside
Bank; Director, Knight Trading
Group, Inc.; Director, Howe
Barnes Investments, Inc.;
Director, Brauvin Capital Trust,
Inc.; Director, Bank of America
Financial Products, Inc.

Frank A. Ehmann, 70	Director (since 1991)	Retired. Director, American Healthways (provider of diabetes and cardiac disease management services to health plans and hospitals) (1989 - 2004).	None.

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Name and Age at November 1, 2004	Position(s) Held with AHA Funds and Date First Elected or Appointed to Office	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard John Evans, 52	Director (since 1995)	Chief Financial Officer, American Hospital Association (since Dec. 1999); formerly, Vice President/Finance, American Hospital Association (1995 - 1999).	None.
John D. Oliverio, 51	Director (since 1995)	Chief Executive Officer, President and Director, Wheaton Franciscan Services, Inc. (parent organization for more than 100 health and shelter service organizations) (since 1984).
Director, Hewitt Series Trust
(an open-end investment
company) (since 1998)
(2 portfolios); Affinity Health
Systems (since 1995);
Covenant Health Care System
(since 1989); All Saints Health
System (since 1992);
Franciscan Ministries, Inc. (the
holding company for Wheaton
Franciscan Services, Inc.'s
housing entities) (since 1998)
and United Health System
(since 1998).

Edward M. Roob, 70	Director (since 2002)	Retired. Arbitrator, New York Stock Exchange and National Association of Securities Dealers; Committee Member, Chicago Stock Exchange (1993 - 1999).
Trustee, Fort Dearborn Income
Securities, Inc. (since 1994);
Director, UBS Global Asset
Management Trust Co. (since
1993); Director, UBS Funds,
Inc. (since 1994); Director,
UBS Relationship Funds (since
1995); Director, UBS
Supplementary Trust (since
1997) (40 portfolios).

John L. Yoder, 73	Director (since 1988)	Retired. Vice President, Princeton Insurance Co. (1995 - 2003).	None.

*	Messrs. Peabody and Solberg are "interested persons" of the AHA Funds as defined in the Investment Company Act of 1940 because they are Managing Directors of the Fund's investment adviser, CCM Advisors, LLC.

The address of Messrs. Peabody and Solberg is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The address of Mr. Burke is One North Franklin, Chicago, Illinois 60606; that of Mr. Doherty is 70 West Madison, Suite 1400, Chicago, IL 60602; that of Mr. Ehmann is 864 Bryant Avenue, Winnetka, Illinois 60093; that of Mr. Evans is One North Franklin, Chicago, IL 60606; that of Mr. Oliverio is 26 West 171 Roosevelt Road, Wheaton, Illinois 60187; that of Mr. Roob is 841 Woodbine Lane, Northbrook, Illinois 60062 and that of Mr. Yoder is 19 Tankard, Washington Crossing, Pennsylvania 18977.

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Officers. Messrs. Peabody and Solberg are President and Secretary of AHA Funds, respectively. The preceding table gives more information about Messrs. Peabody and Solberg. The following table sets forth each other officer's name, position with AHA Funds, age, principal occupation during the past five years and the date on which he first became an officer of AHA Funds. Each officer serves until his successor is chosen and qualified or until his resignation or removal by the Board of Directors.

Name and Age at November 1, 2004	Position(s) Held with AHA Funds and Date First Elected or Appointed to Office	Principal Occupation(s) During Past 5 Years
Gregory P. Francoeur, 32	Treasurer (since 2002)	Treasurer, Convergent Capital Management LLC (since April 2003); prior thereto, Director of Finance, Convergent Capital Management LLC (1997 - April 2003).
R. Daniel Sharp, 37	Vice President (since 2002)
Managing Director of CCM Advisors, LLC (since 2002);
Senior Vice President and UK Managing Director of Sales
and Client Relations, Merrill Lynch Investment Manager
(2000-2002); Vice President, Director of UK Marketing,
Northern Trust Global Investments (1997-2000).

Savitri P. Pai, 38	Chief Legal Officer (since 2003); Chief Compliance Officer (since August 2004)	Director, Treasurer, General Counsel, Kenilworth Fund, Inc. (1992-2003).

The address of each officer is 190 South LaSalle, Suite 2800, Chicago, Illinois 60603.

Directors, other than those who are affiliated with CCM Advisors, LLC ("CCM Advisors"), the Fund's investment adviser, or with the American Hospital Association, receive a quarterly retainer fee of $1,000, $1,500 for each quarterly meeting of the Board of Directors attended and $1,000 for each special meeting of the Board of Directors attended and $500 for any committee meeting attended, which committee meeting is held on a date different from the date of a regular quarterly meeting, plus reimbursement of related expenses.

Meetings and Committees. The current Board of Directors consists of two interested and seven non-interested Directors.

Audit Committee. The Audit Committee, consisting of Messrs. Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors the independent accountants to serve as independent auditors, and confers with the independent auditors on the scope and results of the audit.

Governance Committee. The Governance Committee, consisting of Messrs. Burke, Doherty, Ehmann, Evans, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors, among other things, nominees for Director who are not "interested persons" of the Fund. Neither the Board of Directors, nor the Governance Committee will consider shareholder recommendations regarding candidates for election of Directors; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Fund.

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Executive Committee. The Executive Committee, consisting of Messrs. Peabody and Solberg, both interested Directors, and Mr. Doherty, a non-interested Director, is authorized to take certain actions delegated to it by the full Board of Directors and to exercise the full powers of the Board of Directors under circumstances when the Board of Directors as a whole will not be able to meet.

Valuation Committee. The Valuation Committee, consisting of Mr. Peabody, and interested Director and Messrs. Doherty, Ehmann, Oliverio and Roob, all of whom are non-interested Directors, has oversight responsibility for, among other things, determining and monitoring the value of the Fund's assets.

Committee Meetings. The Audit Committee met twice and the Governance Committee met four times during the fiscal year ended June 30, 2004.

Directors and officers of the Fund do not receive any benefits from the Fund upon retirement, nor does the Fund accrue any expenses for pension or retirement benefits. The following table summarizes the compensation for the fiscal year ended June 30, 2004 paid to the Directors.

Name	Aggregate Compensation from the AHA Funds	Total Compensation from the AHA Funds and Fund Complex Paid to Directors(1)
Douglas D. Peabody(1)(2)	None	None
Timothy G. Solberg(2)	None	None
Anthony J. Burke(2)	None	None
Charles V. Doherty(1)	$8,000	$9,000
Frank Ehmann(1)	$8,000	$9,000
Richard John Evans(2)	None	None
John D. Oliverio(1)	$7,500	$8,500
Edward M. Roob(1)	$7,500	$8,500
John L. Yoder	$8,000	$9,000

(1)	Messrs. Doherty, Ehmann, Oliverio, Peabody and Roob previously served on the Boards of Trustees of the CCMA Select Investment Trust and of CCM Advisors Funds. Each of the funds ceased operations and have deregistered with the SEC. Because the CCMA Select Investment Trust was not operational during the past fiscal year, each non-interested Trustee of CCMA Select Investment Trust was compensated by CCM Advisors, LLC.

(2)	Non-compensated Director.

As of November 1, 2004, no director "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any shares of the Fund. The following table illustrates the dollar range of shares of each AHA Fund "beneficially" owned by each director as of December 31, 2003. The dollar range for the securities represented in the table was determined using the net asset value of a share of each AHA Fund as of the close of business on December 31, 2003.

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Name of Director	Dollar Range of Equity Securities in the Diversified Equity Fund	Dollar Range of Equity Securities in the Full Maturity Fixed Income Fund	Dollar Range of Equity Securities in the Limited Maturity Fixed Income Fund	Dollar Range of Equity Securities in the Balanced Fund	Dollar Range of Equity Securities in the International Core Equity Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Directors who are not interested persons of the AHA Funds:
Charles V. Doherty	$10,001-$50,000	None	None	None	None	$10,001-$50,000
Edward M. Roob	$10,001-$50,000	None	None	None	None	$10,001-$50,000
Anthony J. Burke	None	None	None	None	None	None
R. John Evans	None	None	None	None	None	None
Frank Ehmann	None	None	None	None	None	None
John D. Oliverio	None	None	None	None	None	None
John L. Yoder	None	None	None	None	None	None
Directors who are interested persons of the AHA Funds:
Douglas D. Peabody	$10,001-$50,000	None	None	None	None	$10,001-$50,000
Timothy G. Solberg	$50,001-$100,000	$50,001-$100,000	None	None	None	Over $100,000

CONTROL PERSONS/PRINCIPAL SHAREHOLDERS

The Fund has not commenced operations and therefore has no control persons or principals shareholders.

INVESTMENT MANAGEMENT

CCM Advisors, LLC

CCM Advisors serves as the investment adviser for each of the AHA Funds pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, and subject to the supervision of, and policies established by, the Board of Directors, CCM Advisors determines the investment strategies, and supervises adherence by the Investment Manager to the Fund's investment policies and guidelines. CCM Advisors also recommends the appointment of additional or replacement investment managers to the Board of Directors.

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CCM Advisors is a majority-owned subsidiary of Convergent Capital Management LLC, which, in turn, is majority-owned by City National Corporation. The duties and responsibilities of CCM Advisors are specified in an Investment Advisory Agreement on behalf of the Fund between the AHA Funds and CCM Advisors. At a meeting held on June 27, 2003, called in part for approving the Investment Advisory Agreements for the AHA Funds, the Board of Directors approved the Investment Advisory Agreements by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Advisory Agreement, the Directors reviewed materials furnished by CCM Advisors, including information regarding CCM Advisors, and its personnel, operations and financial condition. The Directors discussed with representatives of CCM Advisors the AHA Funds' operations and CCM Advisors' ability to provide advisory and other services to the AHA Funds. The Directors also reviewed, among other things:

•	the proposed fees to be charged by CCM Advisors for the services it provides;

•	the AHA Funds' projected total operating expenses;

•	the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

•	the experience of the investment advisory and other personnel providing services to the AHA Funds and the historical quality of the services provided by CCM Advisors to the AHA Funds.

The Board of Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of each of the AHA Funds in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of each of the AHA Funds in relation to the results of other comparable investment companies and unmanaged indices; and (4) other factors that the Board of Directors deemed relevant.

The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the AHA Funds, or CCM Advisors, or by a vote of shareholders. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Directors who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

In return for its services, each of the AHA Funds pays a management fee to CCM Advisors for serving as its investment adviser. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The Fund pays an investment advisory fee of 0.75% of the Fund's average daily net assets to CCM Advisors.

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Except for those expenses that CCM Advisors assumes, including those noted above, the Fund pays for all of its own expenses.

CCM Advisors has contractually agreed to reimburse the Fund for all ordinary operating expenses exceeding the following expense ratios:

	Expense Level
	(as a % of average daily net assets)
Fund	Class A	Class I	Institutional Servicing Class
Socially Responsible Equity	1.50%	1.25%	1.70%

CCM Advisors or the Fund may terminate this undertaking at any time. For any fiscal year of the Fund in which the Expense Ratio of the Fund would otherwise be less than the lowest Expense Cap applicable to that class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to CCM Advisors any amount so reimbursed by CCM Advisors during such preceding three years and not previously paid by the Fund to CCM Advisors, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.

Information on the fees paid to CCM Advisors by the Fund for the last fiscal year ended June 30 is not presented for the Fund because it has not yet commenced operations.

CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Directors of the AHA Funds. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the AHA Funds and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the AHA Funds with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space, facilities and equipment. All other expenses of the AHA Funds or of any new series of the AHA Funds, including legal and accounting expenses and costs of the initial registration of securities of the AHA Funds under federal and state securities laws, are also paid by CCM Advisors.

The Investment Advisory Agreement provides that the AHA Funds is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the AHA Funds, charges of the custodian and transfer agent, cost of auditing services, non-interested Directors' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated AHA Funds prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Director and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the AHA Funds, or costs related to indemnification of Directors, officers and employees of the AHA Funds.

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The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the AHA Funds or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the AHA Funds or by any shareholder in connection with matters to which such Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.

In connection with the sale of Fund shares, CCM Advisors may provide additional compensation, out of its own resources and without additional cost to the Fund or its shareholders, to financial firms. Such compensation, which is sometimes referred to as "revenue sharing," may incentivize firms to recommend shares of the Fund or to include the Fund as an option on a retirement plan platform. These payments are in addition to the Rule 12b-1 fees paid by the Fund. CCM Advisors may enter into arrangements with selected broker-dealers or other financial firms to make additional payments based on a percentage of Fund assets and/or sale of Fund shares attributable to a particular firm. Any additional payments to such firms are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of service provided. No one factor is determinative of the type or amount of additional compensation to be provided. In addition, CCM Advisors may make ongoing payments from its own resources to firms for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.

The Investment Manager

The assets of each multi-manager AHA Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the AHA Funds' investment managers in accordance with their specific investment styles. CCM Advisors pays the fees of the investment managers for the services they render pursuant to the subadvisory agreements. The Fund's Investment Manager manages the investments of the Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, the Investment Manager seeks to obtain a combination of the most favorable price and efficient execution available.

The Investment Manager may also serve as a manager or adviser to other investment companies and other clients, including clients of CCM Advisors.

SKBA Capital Management, LLC presently serves as Investment Manager of the Fund pursuant to a subadvisory agreement.

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CCM Advisors pays the Investment Manager a fee for its services. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly.

Detailed information regarding the Investment Manager is contained in the Fund's Prospectus under "Investment Manager."

At a meeting held on November 11, 2004, called in part for approving the sub-advisory agreement for the Fund, the Board of Directors approved the sub-advisory agreement by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. At that meeting, the Board received information from CCM Advisors and SKBA relating to the nature, extent and quality of services proposed to be provided by SKBA. Specifically, the Board review information relating to:

•	how SKBA would manage the Fund in accordance with socially responsible practices,
•	the search process by which CCM Advisors determined to recommend that the Board appoint SKBA, including the number of Requests for Proposals that CCM Advisors distributed,
•	SKBA's current assets under management, its experience in managing socially responsible products and its track record in managing these types of accounts,
•	CCM Advisor's and SKBA's proposed fees, including the projected costs to the Fund of those fees,
•	the experience of SKBA's investment personnel who would have responsibilities for providing services to the Fund,
•	potentials for conflicts between the Fund and CCM Advisors or SKBA, including the fact that both CCM Advisors and SKBA are subsidiaries of CCM,
•	the lack of any potential benefits to SKBA or CCM Advisors (or any of their other affiliates) from the relationship with the Fund,
•	the projected expense ratio of the Fund, including CCM Advisor's agreement to cap expenses, and
•	the projected economies of scale as the Fund's assets increase.

The Board also received and reviewed a memorandum from the independent counsel to the Funds' independent directors regarding the directors' responsibilities in evaluating the Funds' investment advisory agreements. After discussion and consideration of the information presented at the meeting, the non-interested directors met separately with their independent counsel. In deciding to approve the agreement, the directors considered the following relevant to their decision: (1) the nature, extent and quality of SKBA's proposed services; (2) the investment performance of SKBA in managing socially responsible accounts; (3) the costs of the proposed services in relation to the nature and quality of services expected to be provided and the proposed fees and expense ratio; (4) economies of scale and benefits that could be derived by the Fund; and (5) other factors that the directors deemed relevant.

The sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Investment Manager, or by the Board of Directors or by a vote of a majority of the outstanding shares of the Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for the Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Directors who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

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CCM Advisors has certain responsibilities regarding the supervision of the Investment Manager (see "The Investment Adviser," above); however, neither CCM Advisors nor the AHA Funds' officers or Directors evaluates the investment merits of investment selections or decisions made by the Investment Manager. The Investment Manager and their affiliated brokers may be authorized to execute brokerage transactions for the Fund and receive commissions for their services. See "Portfolio Transactions."

DISTRIBUTOR

Quasar Distributors, LLC. ("Quasar") serves as the principal underwriter for the AHA Funds pursuant to a distribution agreement initially approved by the Board of Directors (the "Distribution Agreement"). Quasar is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered.

Quasar bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The AHA Funds bear the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of the Fund. Quasar is not obligated to sell any specific amount of shares of the Fund.

Quasar's business and mailing address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Quasar was organized as a limited liability company in the state of Delaware and is a wholly-owned subsidiary of U.S. Bancorp.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Fund has adopted a separate distribution plan for Class A Shares and Institutional Servicing Class shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to Quasar up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares. The Fund also has the ability to enter into shareholder servicing agreements with unaffiliated entities to provide shareholder services to the Institutional Servicing Class shareholders.

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Distribution Plan

The Distribution Plan under Rule 12b-1 compensates Quasar for its sales and distribution activities related to the Fund's Class A and Institutional Servicing Class Shares. The Plan covers certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar's employees; (c) expenses related to the printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses. Compensation may be spent by Quasar, its affiliates and other organizations on any activities or expenses related to the distribution and marketing of the Shares. The Distribution Plan also requires that Quasar furnish to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore).

The Distribution Plan has been adopted by a majority of the Board of Directors, including a majority of the non-interested Directors. The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors and the independent Directors. Agreements related to the Distribution Plan must also be approved by such vote. The Distribution Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by vote of a majority of the outstanding shareholders of the Fund. The Distribution Plan may not be amended to increase materially the amounts payable to Quasar without the approval of a majority of the outstanding shareholders of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the Directors of the Fund and the independent Directors.

Shareholder Servicing Plan

The Fund can compensate unaffiliated entities (each an "Agent") under a Shareholder Servicing Agreement for maintenance and personal service provided to Institutional Servicing Class shareholders that are customers of the Agent. The Fund shall pay an Agent a fee, computed daily and paid monthly, at an annual rate of 0.20% of the average daily net asset value for shares of the Fund held of record by the Agent from time to time on behalf of the Agent's customers. Servicing activities provided by an Agent may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering customer inquiries; (iv) assisting customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts Serviced by the Servicing agent; and (viii) arranging for bank wires to the extent that the Agents are permitted by applicable statute, rule or regulation.

CODE OF ETHICS

The AHA Funds, CCM Advisors and the Investment Manager have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (each, a "Code of Ethics") which govern personal securities trading by Directors and officers of the Fund and the personnel of CCM Advisors and the Investment Manager who provide services or obtain current information regarding investment activities, as well as certain other personnel. The Code of Ethics generally permits such personnel to purchase and sell securities, including securities which are purchased, sold or held by the Fund, but only subject to certain conditions designed to ensure that purchase and sale for such persons' accounts do not adversely affect the Fund's investment activities.

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PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Directors and CCM Advisors, the Investment Manager is responsible for decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Fund anticipates that transactions involving foreign securities will be effected primarily on principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

The Investment Manager currently serves as an investment adviser to a number of clients, including other investment companies, and may in the future act as an investment adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

Securities held by the Fund may also be held by separate accounts or mutual funds for which the Investment Manager act as an investment adviser, some of which may be affiliated with the Investment Manager. Because of different investment objectives, cash flows or other factors, a particular security may be bought by an Investment Manager for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Directors , the Investment Manager may cause the Fund to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Directors quarterly.

The policy of the AHA Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the AHA Funds policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Directors believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund and the Investment Manager from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

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In seeking to implement the AHA Funds policies, the Investment Manager effects transactions with those brokers and dealers whom it believes provide the most favorable prices and which are capable of providing efficient executions. If the Investment Manager believes such price and execution are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing their own research and facilities, the Investment Manager believes the value of such services is not determinable and does not significantly reduce their expenses.

Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through the Investment Manager or its affiliates that are registered brokers. In order for such transactions to be effected, the commissions, fees or other remuneration received by the broker must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or its affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Directors including a majority of the Independent Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid are consistent with the foregoing standard.

Historical data regarding commissions paid for the Fund is not available as the Fund has not yet commenced operations.

PORTFOLIO TURNOVER

There are no fixed limitations regarding portfolio turnover. Although the Fund generally does not trade for short-term profits, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate for the Fund will be higher than that of other investment companies and portfolios with similar investment objectives. In addition, if the Investment Manager's services are terminated, the new Investment Manager may restructure the Fund. These practices may result in higher portfolio turnover rates. Brokerage costs are commensurate with the rate of portfolio activity so that the Fund with higher turnover may incur higher brokerage costs.

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DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each class of the Fund is determined by dividing each class's total net assets by the number of that class's outstanding shares.

The value of securities are determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. Absent any reported sale on the principal exchange at the time of valuation, the securities are valued at the last current sales price on a secondary exchange. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets generally are valued at closing over-the-counter bid prices, except that securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. The markets on which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Fund do not calculate their net asset values, and sometime are not open on days when the Fund do calculate their net asset values. Even on days which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Fund calculates its net asset value. The Fund monitors for significant events in foreign markets. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Investment Manager, available market quotations do not accurately reflect a security's fair value), securities are valued at fair value as determined by the Board of Directors. Prices used for valuation of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost.

Net asset value is computed at the close of the regular trading session on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business that is not a bank holiday. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

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PROXY VOTING

The Board of Directors has delegated to CCM Advisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Fund authorizes CCM Advisors to delegate proxy voting authority to the Fund's Investment Manager.

The Investment Manager is expected to identify and seek to obtain the optimal benefit for the Fund, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the Investment Manager.

A copy of the voting policies of the Fund's Investment Manager is set forth in Appendix II of this SAI.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling 1-800-445-1341 and on the SEC's website at http://www.sec.gov.

PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares."

Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value") next computed after the receipt by the authorized agent of such purchase order, plus any applicable sales charges and transaction charges imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any sales charges and redemption fees imposed by the agent.

In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee based on a percentage of the annual average value of those accounts.

Class I and Institutional Servicing Class shareholders are also eligible to participate in the American Hospital Association Investment Program (the "Program"), a service provided by CCM Advisors that offers participants individualized asset management consultation to assist in determining an appropriate investment program. See "The Program."

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SHARES

The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the AHA Funds represented by a separate series of such stock. Under the AHA Funds' Articles of Incorporation, the Board of Directors may increase the authorized shares, establish additional series (with different investment objectives and fundamental policies), establish additional classes of the AHA Funds, and redesignate unissued shares among the series. Establishment of additional series will not alter the rights of the AHA Fund's shareholders and additional classes within any series would be used to distinguish among the rights of different categories of shareholders.

Each share represents an equal proportionate interest in the Fund. The interest of shareholders in the Fund is separate and distinct from the interest of shareholders of the other AHA Funds.

Each share of the Fund class is entitled to participate pro rata in any dividends and other distributions declared by the Board of Directors with respect to that share class, and all shares of the Fund have proportionate rights in the event of liquidation of the Fund.

Each shareholder is entitled to a full vote for each full share held (and fractional votes for fractional shares) on any matter presented to shareholders. Shares of each AHA Fund will vote separately when required by the 1940 Act or other applicable law or when the Board of Directors determines that the matter affects only the interests of one or more AHA Fund, such as, for example, a proposal to approve an amendment to a particular AHA Fund's Management Agreement, but shares of all AHA Funds vote together, to the extent required by the 1940 Act, in the election or selection of Directors and independent auditors.

Voting rights are not cumulative, which means that that the holders of more than 50% of the shares voting for the election of Directors can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors.

Under Maryland law, the AHA Funds are not required and therefore does not intend to hold annual meetings of shareholders. However, the Directors may call annual or special meetings of shareholders as may be required by the 1940 Act, Maryland law, or the Articles of Incorporation, or as they otherwise deem necessary or appropriate. In addition, the By-Laws of the AHA Funds contain procedures under which a Director may be removed by the written declaration or vote of the holders of two-thirds of the AHA Funds' outstanding shares at a meeting called for that purpose upon the request of the shareholders whose interests represent 10% of the AHA Funds' outstanding shares.

THE PROGRAM

CCM Advisors has entered into an agreement with AHA and its wholly-owned subsidiary, AHA Financial Solutions, Inc. ("AHA-FSI"), which provides for the licensing of AHA's service marks to CCM Advisors and for AHA's sponsorship and endorsement of the Program (as described below). Pursuant to this agreement, AHA-FSI will provide certain additional services, including providing support for CCM Advisors' marketing of the Program and the Fund. CCM Advisors will pay licensing fees of $100,000 per year to AHA-FSI. During the third and fourth quarters of 2004, AHA-FSI waived those fees. For marketing support, CCM Advisors will pay compensation on a quarterly basis to AHA-FSI at the following rates (as a percentage of the AHA Funds' average daily net assets for the quarter): 0.0125% if net assets of the AHA Funds are below $330 million; 0.01875% if net assets of the AHA Funds are between $330 million and $500 million; and 0.2125% if net assets of the AHA Funds are in excess of $500 million. The annual percentage rates used to determine compensation payable by CCM Advisors to AHA-FSI will increase if certain asset growth targets are not met for the AHA Funds. These fees and other compensation are paid by CCM Advisors to AHA-FSI and will not be paid by the AHA Funds or increase fees payable by participants in the Program. CCM Advisors has also agreed to support two designees of either the AHA or AHA-FSI to serve as Directors of the AHA Funds. Generally since inception of the AHA Funds, two of its Directors have been officers of the AHA.

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The AHA Funds have acknowledged that the name "AHA" is a property right of AHA and that its right to use that name is non-exclusive. The AHA Funds also have acknowledged that both AHA and CCM Advisors have the right to withdraw from the AHA Funds the right to use the name "AHA."

TAXES

The AHA Funds intends that the Fund will qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and thus not be subject to federal income taxes on amounts which it distributes to shareholders. If the Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the Fund's shareholders.

In order to qualify as a regulated investment company, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currency, or certain other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in stock, securities, or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

In order to maintain the qualification of the Fund as a regulated investment company, the AHA Funds may, in its business judgment, restrict the Fund's ability to invest in certain financial instruments. For the same reason, the AHA Funds may, in its business judgment, require the Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

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The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Investment in debt obligations that are at risk or in default present special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

The foregoing discussion relates solely to current U.S. Federal income tax law, which is subject to change, as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances. The Fund generally does not accept investments by non-U.S. investors.

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OTHER INFORMATION

Administrator

CCM Advisors serves as the administrator to the Fund pursuant to a separate Administration Agreement with the AHA Funds and in that capacity has overall responsibility, subject to the ongoing supervision of the Board of Directors for all aspects of administration and operation of the Fund. CCM Advisors has entered into a Sub-Administration Agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") on behalf of the AHA Funds. U.S. Bancorp has agreed to prepare and file various reports with the appropriate regulatory agencies, assist in preparing various materials required by the Commission and prepare various materials required by any state securities commission having jurisdiction over the AHA Funds.

The Administration Agreement provides that CCM Advisors shall not be liable for any error of judgment or import of law, or for any loss suffered by the AHA Funds in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of CCM Advisors in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

The Agreement may be terminated at any time without the payment of any penalty by vote of the respective Board of Directors. As compensation for its services, CCM Advisors is entitled to receive 0.0475% of the average daily net assets of the Fund.

Custodian, Transfer Agent and Fund Accountant

U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, 6th Floor - M.L. 6118, Cincinnati, Ohio 45202, serves as custodian for the securities and other assets of the Fund. U.S. Bank is responsible for, among other things, safeguarding and controlling the cash and securities of the Fund, handling the receipt and delivery of securities, and collecting interest and dividends on the investments of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin performs transfer agency, dividend disbursing and portfolio accounting services for the Fund. U.S. Bank and U.S. Bancorp Fund Services, LLC are affiliates of the Distributor.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois, serves as the independent registered public accounting firm of the Fund. The independent registered public accounting firm: (i) audits and reports on the financial statements of the Fund; and (ii) provides assistance and consultation in connection with Securities and Exchange Commission filings filed on behalf of the Fund.

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APPENDIX I

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P")

Ratings by Moody's

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

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C—Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1	Highest Quality
Prime 2	Higher Quality
Prime-3	High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

S&P Ratings

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC—CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

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APPENDIX II

A copy of the proxy voting policies of the Fund's Investment Manager follows:

SKBA CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES

A copy of the proxy voting policies of the Fund's Investment Manager follows:

If assigned proxy voting responsibility on behalf of our clients, SKBA Capital Management will vote proxies as indicated below:

Regular (R) - On Regular proxies, in which shareholders are asked to vote only on management's nominations for the Board of Directors and its selection of auditor, SKBA Capital Management will usually vote in favor of management's recommendations.

Specials (S) - On Special proxies, which require shareholder votes on issues other than the election of the Board of Directors and selection of auditor, SKBA Capital Management will vote to retain shareholder rights as indicated below:

The firm will always vote against the following management proposals that:

1.	create more than one class of directors.

2.	create staggered terms for Board members or non-annual election of directors.

3.	eliminate cumulative voting.

4.	require a super majority approval of the acquisition of the company by another.

5.	eliminate preemptive rights.

The firm will usually vote against the following management proposals that:

6.	require a "Fair Price" in the acquisition of the company.

7.	make the acquisition of the company more difficult.

8.	change the state of incorporation (e.g. from California to Delaware), if it is the stated intention of this proposal to implement changes in voting requirements, in the classification of directors, and/or other provisions which, by stated policies, are not considered to be in the best long-range interest of shareholders and which typically have not been voted in favor of management.

9.	obtain shareholder authorization for the repurchase of shares from one or more major shareholders.

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10.	increase the number of authorized shares as it is the company's intention to utilize these shares to reduce the likelihood of a future takeover.

11.	create, or in effect create, a class of stock with superior voting power which over time may concentrate the voting power within a smaller group of shareholders.

12.	amend the current employee stock option plan to increase the number of shares available to be awarded as the plan will award only one or two members of top management or will/could represent a potential increase in outstanding common shares of more than 3%. By policy, an increase in options available for grant of an amount greater than 3% of the outstanding common stock is deemed to be excessive unless the change includes the phase-out of a prior plan or is needed to incent a new management team.

The firm will usually vote against shareholder proposals that are non-business related as such items typically do not directly benefit shareholder and are usually best left to management's discretion.

The firm will usually vote in favor of the following shareholder proposals that:

13.	reinstate cumulative voting.

14.	return to the annual election of directors or eliminate staggered terms of directors.

15.	reinstate preemptive shareholder rights.

16.	repeal provisions requiring a super majority vote of shareholders to approve the corporation's acquisition by another company.

17.	repeal "poison pill" provisions or give shareholders the right to approve or repeal such provisions.

18.	adopt the use of indexed stock options.

19.	require that the board of directors consist entirely of non-employee directors, with the exception of the CEO.

20.	support the separation of the jobs of Chairman and CEO, with the establishment of a non-executive Chairman of the Board.

21.	require that the Audit Committee and/or Compensation Committee members consist entirely of non-employee directors.

22.	prohibit the company from establishing contracts with and paying fees for management consulting and/or other advisory services with the accounting firm conducting its audit and/or tax return functions.

23.	require the company to expense stock options.

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24.	establish the guideline that a company's CEO directly own at least five times his or her base salary in common stock of the company, excluding stock granted but unexercised under company stock option plans.

25.	disclose the process and formulas upon which short- and long-term incentive compensation is determined for corporate officers.

Proxy Reports - We utilize Proxy Edge for all our client portfolios ensuring complete and accurate voting records.

July 2004

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PART C

OTHER INFORMATION

ITEM 22.    Exhibits

Exhibit Number	Description
(a)(1)	Articles of Incorporation of the Registrant. (b)
(a)(2)	Articles of Amendment dated February 12, 1998. (c)
(a)(3)	Articles of Amendment and Articles Supplementary dated August 3, 2001. (c)
(a)(4)	Articles of Amendment dated September 8, 2004.
(b)	Bylaws. (b)
(c)	Not applicable, the Registrant no longer issues stock certificates.
(d)(1)	Investment Advisory Agreement between the Registrant and CCM Advisors LLC dated June 30, 2003. (f)
(d)(2)	Investment Manager Agreement between CCM Advisors, LLC and Patterson & Associates, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003. (f)
(d)(3)	Separate Portfolio Management Agreements between CCM Advisors, LLC and the following investment subadvisers on behalf of the following series:

(i)	Patterson Capital Corporation, on behalf of the Limited Maturity Fixed Income Fund dated June 30, 2003; (f)

(ii)	Robert W. Baird & Co., on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

(iii)	Robert W. Baird & Co., on behalf of the Balanced Fund dated June 30, 2003; (f)

(iv)	Western Asset Management Company, on behalf of the Full Maturity Fixed Income Fund dated June 30, 2003; (f)

(v)	Cambiar Advisors, on behalf of the Balanced Fund dated June 30, 2003; (f)

(vi)	Cambiar Advisors, on behalf of the Diversified Equity Fund dated June 30, 2003; (f)

(vii)	Freeman Associates Investment Management LLC, on behalf of the Balanced Fund dated June 30, 2003; (f)

(viii)	Freeman Associates Investment Management LLC, on behalf of the Diversified Equity Fund dated June 30, 2003; (f) and

(ix)	SKBA Capital Management, LLC, on behalf of the AHA Socially Responsible Equity Fund dated November 11, 2004.

(d)(4)	Investment Management Agreement between CCM Advisors, LLC and the Registrant, on behalf of AHA U.S. Government Money Market Fund dated April 1, 2003 (f)

Exhibit Number	Description
(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC (e)
(e)(2)	Distribution Agreement between the Registrant and Quasar Distributors, LLC dated April 1, 2003. (f)
(f)	N/A
(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A. (e)
(g)(2)	Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 1, 2002. (e)
(h)(1)	Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (e)
(h)(2)	Amendment to Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002. (e)
(h)(3)	Amendment to the Transfer Agency Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2003. (f)
(h)(4)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (e)
(h)(5)	Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002. (e)
(h)(7)	Administration Agreement between the Registrant and CCM Advisors, LLC dated April 1, 2003. (f)
(h)(8)	Addendum to Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 8, 2004. (g)
(i)	Consent of Hogan & Hartson, L.L.P.
(j)	Consent of Ernst & Young LLP.
(k)	N/A
(l)	Subscription Agreement. (b)
(m)(1)	Rule 12b-1 Plan for Class A Shares. (c)
(m)(2)	Rule 12b-1 Plan for Institutional Servicing Class Shares. (c)
(n)(1)	Multiple Class Plan pursuant to Rule 18f-3. (c)
(n)(2)	Amended Multiple Class Plan pursuant to Rule 18f-3 dated September 8, 2004. (g)
(p)(1)	Code of Ethics of AHA Investment Funds, Inc. and CCM Advisors, LLC. (d)
(p)(2)	Code of Ethics of Cambiar Investors, Inc. (a)
(p)(3)	Code of Ethics of Freeman Associates Investment Management LLC. (a)

Exhibit Number	Description
(p)(4)	Code of Ethics of KCM Investment Advisors. (e)
(p)(5)	Code of Ethics of Patterson Capital Corp. (a)
(p)(6)	Code of Ethics of Pyrford International PLC. (f)
(p)(7)	Code of Ethics of Robert W. Baird & Co. Incorporated. (a)
(p)(8)	Code of Ethics of Western Asset Management. (a)
(p)(9)	Code of Ethics of SKBA Capital Management, LLC.

_____________________________

(a)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 17 to Registrant’s registration statement, Securities Act file number 33-21969 (the “Registration Statement”), filed on August 31, 2000.

(b)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 18 to Registrant’s Registration Statement filed on October 31, 2000.

(c)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 19 to Registrant’s Registration Statement filed on August 3, 2001.

(d)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 20 to Registrant’s Registration Statement filed on November 1, 2001.

(e)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 22 to Registrant’s Registration Statement filed on November 1, 2002.

(f)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 24 to Registrant’s Registration Statement filed on October 31, 2003.

(g)	Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 26 to Registrant’s Registration Statement filed on October 29, 2004.

ITEM 23.    Persons Controlled by or Under Common Control With Registrant.

As of August 31, 2004, Baptist Health Care Corporation, a Florida corporation, may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds.  Baptist Health Care Corporation owned of record and beneficially owned directly 95.5% of the outstanding shares of the Balanced Fund, as well as 30.3% of the Full Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownership represents 25% or less of the outstanding shares of the respective Funds.  Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.  Registrant may, therefore, be deemed to be under common control with various companies that are controlled by Baptist Health Care Corporation (as the term “control” is defined by Section 2(a)(9) of the Investment Company Act of 1940).  See, “Control Persons / Principal Shareholders” in the statement of additional information.

ITEM 24.    Indemnification.

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers except under specified circumstances. Article VII of Registrant’s Articles of Incorporation (Exhibit (a)(1), (2) and (3) to the registration statement, which are incorporated herein by reference) and Section 3.15 of Article III of the Registrant’s Bylaws (exhibit (b) to the registration statement, which is incorporated herein by reference) provide in effect that the Registrant shall provide certain indemnification of its directors and officers, directors, officers, agents and employees, respectively. In accordance with Section 17(h) of the Investment Company Act, these provisions of the Articles of Incorporation and Bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the fore-going provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 25.    Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Management of the Fund” or “Management of the Funds” and in the statement of additional information under the caption “Investment Management” is incorporated herein by reference.

(a)	For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of CCM Advisors has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information.

(b)	Patterson & Associates (“Patterson”) serves as the Investment Manager of the AHA U.S. Government Money Market Fund.

Name	Position(s) with Patterson	Principal Businesses During the Last two Fiscal Years
Linda T. Patterson	Director and President	Director and President, Patterson & Associates
Deborah Cervantes	Director and Chief Financial Officer	Director and Chief Financial Officer, Patterson & Associates

(c)	Cambiar Investors, Inc. (“Cambiar”) serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.

Name	Position(s) with Cambiar	Other Principal Businesses During the Last two Fiscal Years
Brian. M. Barish	President, Treasurer, Director of Research, Portfolio Manager and Director	President, Treasurer and Director, Chairman of the Oversight Board, Cambiar (since Feb. 2000).
Christine M. Simon	Vice President, Secretary Operations	Executive Vice President / Administration, Secretary & Oversight Board Member

Nancy H. Wigton	Senior Vice President and Director of Marketing	Senior Vice President and Director of Marketing, Oversight Board Member, Cambiar.
Michael J. Gardner	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.
Maria L. Azari	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.
Anna A. Aldrich	Vice President and Portfolio Manager	Vice President and Portfolio Manager, Cambiar.

(d)	Freeman Associates Investment Management LLC (“Freeman”) serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.

Name	Position(s) with Freeman	Other Principal Businesses During the Last two Fiscal Years
John D. Freeman	President	President, Freeman.
Jeffrey Norman	Executive Vice President	Executive Vice President (since 1999), Freeman; prior thereto, Risk Manager, ZAIS, (1997-1999); Risk Manager, Trader, Mariner Investment Group.

(e)	SKBA Capital Management (“SKBA”) serves as an Investment Manager of the Socially Responsible Equity Fund.

Name	Position(s) with SKBA Capital Management	Other Principal Businesses During the Last two Fiscal Years
Kenneth J. Kaplan, CFA	Since 1989	Chairman & Chief Executive Officer since 2000 and Senior Vice President and Director Institutional Portfolio Management as of 1999.
Andrew W. Bischel, CFA	Since 1989	President & Chief Investment Officer since 2000 and Director of Investments as of 1999.
Josh J. Rothe	Since 1994	Senior Securities Analyst and Portfolio Manager.
Matthew D. Zuck, CFA	Since 2001	Senior Securities Analyst and Portfolio Manager since 2001; prior thereto, Senior Consultant, FactSet Data Systems (1999-2000).
Shelley H. Mann	Since 1989	Director of Trading.

(f)	The Patterson Capital Corporation (“Patterson”) serves as the Investment Manager of the Limited Maturity Fixed Income Fund.

Name	Position(s) with Patterson	Other Principal Businesses During the Last two Fiscal Years
Joseph B. Patterson	President / Chief Investment Strategist	President / Chief Investment Strategist, Patterson.
Jean M. Clark	Senior Vice President / Portfolio Manager	Senior Vice President / Portfolio Manager, Patterson.
Paul V. Cheves	Vice President / Client Services	Vice President / Client Services, Patterson.
Helen Patricia Gates	Senior Vice President	Senior Vice President, Patterson.
Bernard G. Jarek	Controller	Controller, Patterson.
Gregory Welch	Assistant Vice-President / Research Analyst and Trader	Research Analyst / Trader, Patterson

(g)	Robert W. Baird & Co. Incorporated (“Baird”) serves as an Investment Manager of the Full Maturity Fixed Income Fund.

Name	Position(s) with Baird	Other Principal Businesses During the Last two Fiscal Years
George W. Kasten	Chairman of the Board	Chairman of the Board, Baird
Paul Edward Purcell	President, CEO and Director	President, CEO and Director, Baird
Glen Frederick Hackmann	General Counsel and Secretary	General Counsel and Secretary, Baird
Martin Veidins	CROP	CROP, Baird
Leonard Marion Rush	CFO	CFO, Baird
Jeffrey Frank Freiburger	Deputy Compliance Officer	Deputy Compliance Officer, Baird
Sharon Elizabeth Jensen	SROP	SROP, Baird
Robert Joseph Berdan	Director	Director, Baird
Peter Wayne Bruce	Director	Director, Baird

(h)	Western Asset Management ("Western") serves as an Investment Manager of the Full Maturity Fixed Income Fund.

Name	Position(s) with Western	Other Principal Businesses During the Last two Fiscal Years
Bruce D. Alberts	Chief Financial Officer	Chief Financial Officer, Western

Ilene S. Harker	Director, Compliance & Controls	Director, Compliance & Controls, Western
James W. Hirschmann	Director and Chief Executive Officer	Director and Chief Executive Officer, Western
S. Kenneth Leech	Director and Chief Investment Officer	Director and Chief Investment Officer, Western
W. Curtis Livingston	Director and Chairman	Director and Chairman, Western
James V. Nelson	Director, Research	Director, Research, Western
Jeffrey D. Van Schiack	Director, Research	Director, Research, Western
Stephen A. Walsh	Deputy Chief Investment Officer	Deputy Chief Investment Officer, Western

(i)	Pyrford International PLC ("Pyrford") serves as an Investment Manager of the International Core Equity Fund.

Name	Position(s) with Pyrford	Other Principal Businesses During the Last two Fiscal Years
Bruce L. Campbell	Director, Chief Investment Officer and Chief Executive Officer	Director, Pyrford International, PLC; Director, Pyrford Capital Limited
Anthony N. Cousins	Director, Portfolio Manager, United Kingdom and Europe	Director, Pyrford International PLC
Charu L. Fernando	Director, Portfolio Manager, Asia and Canada	Director, Pyrford International PLC
F.W. McCann	Director	Director, Pyrford International PLC; Trustee, The Winfield Foundation
D.L. Olive	Director	Director, Pyrford International PLC; Director & Treasurer, Reading Golf Club
M. Choksi	Director	Director, Pyrford International PLC; Managing Director, Strategic Investment Partners Inc.; Director, Emerging Markets Country Series Fund; Director, Emerging Markets South Asia Fund
B.P. Scanlon	Proposed Director*	Proposed Director, Pyrford International PLC; Director, Brencorp Group P/L (Australia) and various subsidiaries; Director, Alady Holdings P/L (Australia) and various subsidiaries

ITEM 26.    Principal Underwriters.

(a)    Quasar Distributors, LLC (the “Distributor”) as of September 24, 2004 as distributor for:

AHA Investment Funds
Alpha Hedged Strategies Fund
The Al Frank Fund
The Al Frank Dividend Value Fund
Alpine International Real Estate Equity Fund
Alpine Realty Income & Growth Fund
Alpine U.S. Real Estate Equity Fund
Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Alpine Dynamic Balance Fund
Alpine Dynamic Dividend Fund
The American Trust Allegiance Fund
Avatar Advantage Equity Allocation Fund
The Blue and White Fund
Brandes Inst. International Equity Fund
Brandywine Advisors Fund
Brazos Growth Portfolio
Brazos Micro Cap Portfolio
Brazos Mid Cap Portfolio
Brazos Real Estate Sec Portfolio
Brazos Small Cap Portfolio
Builders Fixed Income Fund, Inc.
Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund
Buffalo USA Global Fund
Capital Advisor Growth Fund
Chase Growth Fund
The Conning Money Market Fund
Country Balanced Fund
Country Bond Fund
Country Growth Fund, Inc
Country Short-Term Government Bond Fund
Country Tax Exempt Bond Fund
Country VP Balanced Fund
Country VP Bond Fund
Country VP Growth Fund
Country VP Short-Term Bond Fund
Cullen High Dividend Equity Fund
Cullen Value Fund
Dow Jones Islamic Fund
Duncan-Hurst Aggressive Growth
Duncan-Hurst Intl Growth
Edgar Lomax Value Fund
Everest America Fund
Everest3 Fund
FFTW Emerging Market Portfolio
FFTW Global Inflation-Index Hedged Portfolio

FFTW International Portfolio
FFTW Limited Duration Portfolio
FFTW Mortgage-Backed Portfolio
FFTW U.S. Inflation-Indexed Portfolio
FFTW U.S. Short-Term Portfolio
FFTW Worldwide Core Portfolio
FFTW Worldwide Portfolio
Government Obligations
Prime Global Liquidity Fund
Prime Obligations
Tax Free Obligations
Treasury Obligations
Treasury Reserve
FAIP Corporate Bond
FAIP Equity Income
FAIP International
FAIP Large Cap Growth
FAIP Mid Cap Growth
FAIP Small Cap Growth
FAIP Technology
Arizona Tax Free
Balanced
California Intermediate Tax Free
California Tax Free
Colorado Intermediate Tax Free
Colorado Tax Free
Core Bond
Corporate Bond
Equity Income
Equity Index
Fixed Income
High Income Bond
Intermediate Government Bond
Intermediate Tax Free
Intermediate Term Bond
International
Large Cap Growth Opportunities
Large Cap Select Fund
Large Cap Value
Mid Cap Growth Opportunities
Mid Cap Index
Mid Cap Value
Missouri Tax Free
MN Intermediate Tax Free
MN Tax Free
Nebraska Tax Free
Ohio Tax Free
Oregon Intermediate Tax Free
Real Estate Securities
Short Tax Free
Short Term Bond
Small Cap Core
Small Cap Growth Opportunities
Small Cap Index
Small Cap Select
Small Cap Value
Tax Free
Technology

US Government Mortgage
Strategy Aggressive Allocation
Strategy Growth and Income Allocation
Strategy Growth Allocation
Strategy Income Allocation
Fort Pitt Capital Total Return Fund
Fremont Bond Fund
Fremont CA Inter Tax Free Fund
Fremont Global Fund
Fremont Inst US Micro Cap Fund
Fremont Inst Yield Fund
Fremont International Growth Fund
Fremont Large Cap Growth Fund
Fremont Large Cap Value Fund
Fremont Money Market Fund
Fremont Real Estate Sec Fund
Fremont Structured Core Fund
Fremont US Micro Cap Fund
Fremont US Small Cap Fund
Fund X Aggressive Upgrader Fund
Fund X Conservative Upgrader Fund
Fund X Flexible Income Fund
Fund X Upgrader Fund
Glenmede Fixed Income Portfolio
Glenmede Government Cash Portfolio
Glenmede International
Glenmede Large Cap 100
Glenmede Large Cap Growth
Glenmede Large Cap Value Portfolio
Glenmede Small Cap Equity Portfolio
Glenmede Small Cap Growth Portfolio
Glenmede Strategic Equity Portfolio
Glenmede Tax Exempt Portfolio
Glenmede Municiple Inter Portfolio
Glenmede NJ Municiple Portfolio
Greenville Small Cap Growth Fund
Guinness Atkinson Asia Focus
GAtkinson China & Hong Kong
GAtkinson Global Energy Fund
GAtkinson Global Innovators Fund
Harding Loevner Emerging Markets Portfolio
Harding Loevner Global Portfolio
Harding Loevner Intl Equity Portfolio
Hennessy Balanced Fund
Hennessy Total Return Fund
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Focus 30 Fund
Hester Total Return Fund
Hollencrest Equity Fund
Howard Capital Appreciation Fund
National Asset Mgmt Core Equity Fund
Jacob Internet Fund
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer International Equity Fund
Julius Baer Global High Yield Bond Fund
Julius Baer Global Equity Fund

Julius Baer Total Return Fund
Kensington Real Estate Securities Fund
Kensington Select Income Fund
Kensington Strategic Realty Fund
Kirr Marbach Partners Value Fund
Kit Cole Strategic Growth Fund
Leonetti Balanced Fund
Light Revolution Fund
Lighthouse Opportunity Fund
Lindner Communications Fund
Lindner Government Money Market Fund
Lindner Growth and Income Fund
Lindner Large-Cap Growth Fund
Lindner Market Neutral Fund
Lindner Small-Cap Growth Fund
Balanced Fund
Fixed Income Fund
International Fund
LKCM Equity Fund
LKCM Small Cap Fund
Masters' Select Equity Fund
Masters' Select International Fund
Masters' Select Smaller Comp Fund
Masters' Select Value Fund
Matrix Advisors Value Fund Inc.
McCarthy Fund
McIntyre Global Equity Fund
Monetta Fund
Monetta Balanced
Monetta Blue Chip
Monetta Government Money Market
Monetta Intermediate Bond
Monetta Mid-Cap
Monetta Select Technology
MP63 Fund
Muhlenkamp Fund
Generation Wave Aggregate Growth
Generation Wave Alternative Growth
Generation Wave Balanced Growth
Generation Wave Growth
Mutuals.com Vice Fund
NorCap Growth Fund
Optimum Q All Cap Core Fund
Optimum Q Balanced Growth Fund
Optimum Q Capital Conservation Fund
The Osterweis Fund
The Osterweis Strategic Income Fund
Perkins Discovery Fund
Perkins Opportunity Fund
Permanent Portfolio
Permanent Portfolio Aggregate Growth
Permanent Portfolio Treasury Bill
Permanent Portfolio Versatile Bond
PIC Balanced Fund
PIC Flexible Growth Fund
PIC Growth Fund
PIC Institutional Money Market Fund
PIC Mid Cap Fund

PIC Small Cap Fund
PIC Small Cap Growth Fund
PIC Technology Fund
PIC Twenty Fund
Portfolio 21
Prudent Bear Fund
Prudent Global Income Fund
Rainier Balanced Portfolio
Rainier Core Equity Portfolio
Rainier Growth Equity Portfolio
Rainier Intermediate Fixed Inc Portfolio
Rainier Small Mid Cap Portfolio
Segall Bryant & Hamill Mid Cap
Seix Core Bond Fund
Seix High Yield Fund
Seix Intermediate Bond Fund
Seix Limited Duration Fund
The Teberg Fund
Thompson Plumb Bond Fund
Thompson Plumb Growth Fund
Balanced Fund
Blue Chip Fund
Select Fund
TIFF Bond Fund
TIFF Gov Bond Fund
TIFF International Equity Fund
TIFF Multi-Asset Fund
TIFF Short Term Fund
TIFF U.S. Equity Fund
Villere Balanced Fund
Women's Equity Fund

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of U.S. Bancorp.

(b)    The following is a list of the executive officers, directors and partners of the Distributor:

Name	Position and Office(s) held
James Schoenike	President, Board Member
Joe Redwine	Board Member
Donna Berth	Treasurer
Teresa Cowan	Assistant Secretary
Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member
Eric Walter Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member

None of the directors and officers of the Distributor hold positions or offices with the Registrant. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

(c)       Not applicable

ITEM 27.  Location of Accounts and Records.

(1)	Firstar Bank Milwaukee, N.A.
615 East Michigan Street
Milwaukee, WI 53202
Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)	AHA Investment Funds, Inc.
190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603
Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11);
Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

(3)	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Rule 31a-1(d); Rule 31a-2(c)

ITEM 28.  Management Services.

Not applicable.

ITEM 29.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on December 3, 2004.

AHA INVESTMENT FUNDS, INC.

By /s/ Douglas D. Peabody
Douglas D. Peabody, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ Anthony J. Burke	Director	)
Anthony J. Burke		)
)
/s/ Charles V. Doherty	Director	)
Charles V. Doherty		)
)
/s/ Frank A. Ehmann	Director	)
Frank A. Ehmann		)
)
/s/ Richard John Evans	Director	)
Richard John Evans		)
)
/s/ Gregory Francoeur	Treasurer (chief	)	December 3, 2004
Gregory Francoeur	accounting officer))
)
/s/ Douglas D. Peabody	Director and President	)
Douglas D. Peabody	(principal executive officer))
)
/s/ John D. Oliverio	Director	)
John D. Oliverio		)
)
/s/ Edward M. Roob	Director	)
Edward M. Roob		)
)
/s/ Timothy G. Solberg	Director and Secretary	)
Timothy G. Solberg		)
)
/s/ John L. Yoder	Director	)
John L. Yoder		)

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description
(a)(4)	Articles of Amendment dated September 8, 2004
(d)(3)(ix)	Portfolio Management Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC on behalf of the AHA Socially Responsible Equity Fund dated November 11, 2004
(i)	Consent of Hogan & Hartson, L.L.P.
(j)	Consent of Ernst & Young
(p)(8)	Code of Ethics of SKBA Capital Management